Current Assets - Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Current Assets - Cash and Cash Equivalents and Restricted Cash [Abstract]
Schedule of Current Assets - Cash and Cash Equivalents and Restricted Cash
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$
Cash and cash equivalents	12,259,185	18,917,416	8,385,283
Restricted cash	86,880	59,126	59,426
Cash at bank	12,346,065	18,976,542	8,444,709